SCHEDULE OF ROLL FORWARD OF AGGREGATE FAIR VALUES OF WARRANT LIABILITIES (Details) - Warrant [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value, beginning balance	$ 4,448	$ 30,841
Issuance of warrants	7,354	14,460
Exercise of warrants		(11,901)
Change in fair value of warrants	(6,669)	(28,952)
Fair value, ending balance	$ 5,133	$ 4,448